Summary of Significant Accounting Policies - Antidilutive Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Loss per Share
Anti-dilutive shares excluded from computations of diluted weighted average shares outstanding	153,751	151,663	151,579	140,464	250,394
Convertible preferred stock outstanding
Net Loss per Share
Anti-dilutive shares excluded from computations of diluted weighted average shares outstanding					131,393
Common stock options
Net Loss per Share
Anti-dilutive shares excluded from computations of diluted weighted average shares outstanding	91,939	92,113	92,509	83,445	75,076
RSUs
Net Loss per Share
Anti-dilutive shares excluded from computations of diluted weighted average shares outstanding	8,097	5,835	5,355	2,271
Common stock warrants
Net Loss per Share
Anti-dilutive shares excluded from computations of diluted weighted average shares outstanding	53,715	53,715	53,715	54,748	43,925